Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Dec. 30, 2014
Supplement [Text Block]	isi_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2015

to the Prospectus dated December 30, 2014 (the “Prospectus”) and the Statement of Additional Information

dated December 30, 2014 (as revised January 2, 2015) (the “SAI”)

for the iShares MSCI USA ETF (EUSA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around August 31, 2015:

	Current	New
Fund Name	iShares MSCI USA ETF	iShares MSCI USA Equal Weighted ETF
Underlying Index	MSCI USA Index	MSCI USA Equal Weighted Index
Investment Objective	The Fund seeks to track the investment results of an index composed of U.S. equities.	The Fund seeks to track the investment results of an index composed of equal weighted U.S. equities.

Change in the Fund’s Principal Investment Strategies and Underlying Index

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI USA Equal Weighted Index (the “Underlying Index”), which represents an alternative weighting scheme to its market capitalization weighted parent index, the MSCI USA Index (the “Parent Index”), which is designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. The Underlying Index generally applies equal weights to the constituents of the Parent Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The Fund previously tracked the market-capitalization weighted Parent Index.

Changes in the Fund’s Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete the “Healthcare Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	isi_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2015

to the Prospectus dated December 30, 2014 (the “Prospectus”) and the Statement of Additional Information

dated December 30, 2014 (as revised January 2, 2015) (the “SAI”)

for the iShares MSCI USA ETF (EUSA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around August 31, 2015:

	Current	New
Fund Name	iShares MSCI USA ETF	iShares MSCI USA Equal Weighted ETF
Underlying Index	MSCI USA Index	MSCI USA Equal Weighted Index
Investment Objective	The Fund seeks to track the investment results of an index composed of U.S. equities.	The Fund seeks to track the investment results of an index composed of equal weighted U.S. equities.

Change in the Fund’s Principal Investment Strategies and Underlying Index

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI USA Equal Weighted Index (the “Underlying Index”), which represents an alternative weighting scheme to its market capitalization weighted parent index, the MSCI USA Index (the “Parent Index”), which is designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. The Underlying Index generally applies equal weights to the constituents of the Parent Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The Fund previously tracked the market-capitalization weighted Parent Index.

Changes in the Fund’s Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete the “Healthcare Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.